Commitments (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ft²
Lessee, Lease, Description [Line Items]
Payments for rent	$ 130,308	$ 129,250
Royalty expense	$ 14,090	$ 18,512
Facility in Vancouver, Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | ft²			1,459
Netanya, Israel Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | m²	190